Organization - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended
	Jun. 30, 2011	Dec. 31, 2012 State Property	Mar. 31, 2012	Sep. 30, 2013 State Property	Sep. 30, 2012	Dec. 31, 2012 State Property	Dec. 31, 2011	Dec. 31, 2010	Apr. 29, 2011 Property	Dec. 31, 2012 Subsidiaries	Apr. 30, 2009 Common Stock Subsidiaries	Jan. 04, 2012 Series Cumulative Non-Voting Preferred Stock	Dec. 31, 2012 Series Cumulative Non-Voting Preferred Stock Person	Aug. 13, 2013 Public Offering	Jun. 10, 2011 Minimum	Jun. 10, 2011 Maximum
Class of Stock [Line Items]
Common stock, shares authorized															250,000
Common stock, shares authorized														4,000,000		100,000,000
Common stock for sale to public per share subject to discounts	$ 10.00
Common stock for sale to public per share pursuant to distribution reinvestment plan	$ 9.50
Number of shares issued to RAIT NTR Holdings, LLC			300,000
Gross Proceeds from offering		$ 3,000,000	$ 3,000,000	$ 31,461,000	$ 3,015,000	$ 3,193,000	$ 0	$ 0		$ 3,000,000				$ 34,000,000
Common stock offering price														$ 8.50
Additional shares		25,000								300,000				600,000
Net Proceeds from offering														$ 31,100,000
Number of multifamily property owned		8		9		8
Number of units located with multifamily properties		2,004		2,358		2,004			6
Number of states in which multifamily properties located		6		6		6
Common stock sold											20,000		125
Date of wholly owned subsidiary common stock						Jan. 20, 2011
Date of common stock sold to Independence Realty Advisors, LLC.						Jan. 04, 2012
Preferred stock designated												12.50%	12.50%
Number of accredited investors not affiliated by the parent company													125